Investments in joint ventures (Notes)	12 Months Ended
Dec. 31, 2018
Separate Financial Statements [Abstract]
Investments in joint ventures
Investments in joint ventures
The following table provides aggregated summarized financial information relating to the group’s share of joint ventures.

			$ million
	2018	2017	2016
Sales and other operating revenues	13,258	11,380	10,081
Profit before interest and taxation	1,396	1,394	1,612
Finance costs	85	100	156
Profit before taxation	1,311	1,294	1,456
Taxation	414	117	490
Profit for the year	897	1,177	966
Other comprehensive income	6	8	5
Total comprehensive income	903	1,185	971
Non-current assets	10,399	10,139
Current assets	2,935	2,419
Total assets	13,334	12,558
Current liabilities	1,715	1,687
Non-current liabilities	3,017	2,927
Total liabilities	4,732	4,614
Net assets	8,602	7,944
Group investment in joint ventures
Group share of net assets (as above)	8,602	7,944
Loans made by group companies to joint ventures	45	50
	8,647	7,994

Transactions between the group and its joint ventures are summarized below.

						$ million
Sales to joint ventures		2018		2017		2016
Product	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December
LNG, crude oil and oil products, natural gas	4,603	251	3,578	352	3,327	291

						$ million
Purchases from joint ventures		2018		2017		2016
Product	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December
LNG, crude oil and oil products, natural gas, refinery operating costs, plant processing fees	1,336	300	1,257	176	943	120

The terms of the outstanding balances receivable from joint ventures are typically 30 to 45 days. The balances are unsecured and will be settled in cash. There are no significant provisions for doubtful debts relating to these balances and no significant expense recognized in the income statement in respect of bad or doubtful debts. Dividends receivable are not included in the table above.